Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 280,000	$ 288,600
Accounts receivable	98,600	56,200
Inventories	50,000	46,400
Prepaid expenses and other	44,400	35,700
Asset held for sale (note 8)	19,400	0
Net investment in lease (note 7)	21,000	16,800
Acquisition related assets	79,800	104,000
Total current assets	593,200	547,700
Property, plant and equipment (note 8)	7,156,900	6,952,200
Vessels under construction (note 9)	1,422,500	1,095,600
Operating and Finance Lease, Right-of-Use Asset	746,700	724,900
Net investment in lease (note 7)	887,400	741,500
Goodwill (note 11)	75,300	75,300
Deferred tax assets (note 18)	500	1,900
Derivative instruments (note 24(c))	107,100	6,100
Other assets (note 12)	312,800	424,400
Total assets	11,302,400	10,569,600
Current liabilities:
Accounts payable and accrued liabilities (note 22)	204,300	183,400
Deferred revenue	25,200	46,600
Income tax payable	72,252	96,900
Long-term debt - current (note 13)	238,400	551,000
Operating lease liabilities - current (note 14)	115,300	155,100
Finance lease liabilities - current (note 15)	222,200	0
Other financing arrangements - current (note 16)	147,500	100,500
Other liabilities - current (note 17)	13,300	42,000
Total current liabilities	1,038,500	1,175,500
Long-term debt (note 13)	3,453,400	3,731,800
Operating lease liabilities (note 14)	391,700	562,300
Other financing arrangements (note 16)	1,940,300	1,239,300
Derivative instruments (note 24(c))	1,500	28,500
Other liabilities (note 17)	51,200	17,700
Total liabilities	6,876,600	6,755,100
Cumulative redeemable preferred shares, $0.01 par value; 12,000,000 issued and outstanding (2021 – 12,000,000) (note 19 (e))	296,900	296,900
Share capital (note 19):
Preferred shares; $0.01 par value; 150,000,000 shares authorized (2021 – 150,000,000); 20,118,833 shares issued and outstanding (2021 – 20,118,833)
Common shares; $0.01 par value; 400,000,000 shares authorized (2021 - 400,000,000); 281,565,472 shares issued and outstanding (2021 - 247,024,699); 727,351 shares held in treasury (2021 – 727,351)	2,800	2,400
Additional paid in capital	3,724,200	3,526,800
Retained earnings	420,000	7,500
Accumulated other comprehensive loss	(18,100)	(19,100)
Total shareholders' equity	4,128,900	3,517,600
Total liabilities and shareholders' equity	$ 11,302,400	$ 10,569,600